Supplement to each currently effective Statement of Additional Information containing Class S

Scudder 21st Century Growth Fund                             Scudder Large Company Value Fund
     (Class S and Class AARP only)                           Scudder Latin America Fund
Scudder Balanced Fund                                        Scudder Managed Municipal Bonds
Scudder California Tax Free Fund                             Scudder Massachusetts Tax Free Fund
Scudder Capital Growth Fund                                  Scudder Medium Term Tax Free Fund
Scudder Cash Investment Trust                                Scudder Money Market Series
Scudder Development Fund                                          (Premium Class S, Premium Class AARP, Prime
Scudder Dividend & Growth Fund                               Reserve Class S, Prime Reserve Class AARP)
Scudder Emerging Markets Growth Fund                         Scudder New York Tax Free Fund
Scudder Emerging Markets Income Fund                         Scudder Pacific Opportunities Fund
Scudder Global Bond Fund                                     Scudder Pathway Series: Balanced Portfolio
Scudder Global Fund                                          Scudder Pathway Series: Conservative Portfolio
Scudder GNMA Fund                                            Scudder Pathway Series: Growth Portfolio
Scudder Gold Fund                                            Scudder S&P 500 Index Fund
Scudder Greater Europe Growth Fund                           Scudder Select 1000 Growth Fund
Scudder Growth and Income Fund                               Scudder Select 500 Fund
Scudder Health Care Fund                                     Scudder Short Term Bond Fund
Scudder High Yield Bond Fund                                 Scudder Small Company Stock Fund
Scudder High Yield Tax Free Fund                             Scudder Small Company Value Fund
     (Class S and Class AARP only)                           Scudder Tax Free Money Fund
Scudder Income Fund                                          Scudder Technology Fund
Scudder International Fund                                   Scudder U.S. Treasury Money Fund
    (Class S and Class AARP only)

The following information supplements the disclosure in the "Additional Information about Opening an Account" section of each Fund's Statement of Additional Information.

         Effective as of the close of business on December 29, 2000, all new investors in Class AARP of the above-listed funds (and in the case of Scudder Money Market Series, Premium Class AARP and Prime Reserve Class AARP) are required to provide an AARP membership number on their account application.

         In addition, Class S shares of the above-listed funds (and in the case of Scudder Money Market Series, Premium Class S and Prime Reserve Class S shares) will generally not be available to new investors after December 29, 2000.

     The following investors may continue to purchase Class S shares of Scudder Funds after December 29, 2000:

1. Existing shareholders of Class S shares of any Scudder Fund as of December 29, 2000, and household members residing at the same address.

2. Investors may purchase Class S shares of any Scudder Fund through any broker-dealer or service agent account until June 30, 2001. After June 30, 2001, only investors who owned Class S shares as of June 30, 2001 and household members residing at the same address may open new accounts in Class S of any Scudder Fund.

3.   Any retirement, employee stock, bonus, pension or profit sharing plans.

4. Any participant who owns Class S shares of any Scudder Fund through an employer sponsored retirement, employee stock, bonus, pension or profit sharing plan as of December 29, 2000 may, at a later date, open a new individual account in Class S of any Scudder Fund.

5. Any participant who owns Class S shares of any Scudder Fund through a retirement, employee stock, bonus, pension or profit sharing plan may complete a direct rollover to an IRA account that will hold Class S shares. This applies for individuals who begin their retirement plan investments with a Scudder Fund at any time, including after December 29, 2000.

6. Officers, Fund Trustees and Directors, and full-time employees and their family members, of Zurich Financial Services and its affiliates.

7. Class S shares are available to any accounts managed by Scudder Kemper Investments, Inc., any advisory products offered by Zurich Scudder Investments, Inc. or Scudder Investor Services, Inc., and to the portfolios of Scudder Pathway Series.

8. Registered investment advisers ("RIAs") may continue to purchase Class S shares of Scudder Funds for all clients until June 30, 2001. After June 30, 2001, RIAs may purchase Class S shares for any client that has an existing position in Class S shares of any Scudder Funds as of June 30, 2001.

9. Broker-dealers and RIAs who have clients participating in comprehensive fee programs may continue to purchase Class S shares of Scudder Funds until June 30, 2001. After June 30, 2001, broker dealers and RIAs may purchase Class S shares in comprehensive fee programs for any client that has an existing position in Class S shares of a Scudder Fund as of June 30, 2001.

10. Scudder Investor Services, Inc. may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.


The following information supplements the disclosure in the "Fund Organization" section of each Fund's Statement of Additional Information:

To the extent that the above-listed Funds offer additional share classes, these classes will be offered in a separate prospectus and have different fees, requirements and services.



October 30, 2000



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